Long-Term Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 28, 2014	Dec. 31, 2013
Schedule of Long-Term-Debt

(in millions)	March 28, 2014	December 31, 2013
North America
5.75% Senior Notes due 2022	$600.0	$600.0
Subordinated Convertible Notes due 2029	429.5	429.5
Debt discount on Subordinated Convertible Notes due 2029	(261.1)	(261.5)
Senior Floating Rate Notes	125.0	125.0
Revolving Credit Facility	264.3	225.0
Other	9.0	9.0
Europe and Mediterranean
Other Credit Facilities	8.9	17.0
Other	10.3	10.3
Rest of World (“ROW”)
Credit facilities	282.1	232.6

Total debt	1,468.0	1,386.9
Less current maturities	285.6	250.3

Long-term debt	$1,182.4	$1,136.6

(in millions)	Dec 31, 2013	Dec 31, 2012
North America
5.75% Senior Notes due 2022	$600.0	$600.0
Subordinated Convertible Notes due 2029	429.5	429.5
Debt discount on Subordinated Convertible Notes due 2029	(261.5)	(263.0)
0.875% Convertible Notes due 2013	—	355.0
Debt discount on 0.875% Convertible Notes due 2013	—	(20.4)
Senior Floating Rate Notes	125.0	125.0
Revolving Credit Facility	225.0	—
Other	9.0	9.0
Europe and Mediterranean
Spanish Term Loan	—	14.6
Credit facilities	17.0	14.7
Uncommitted accounts receivable facilities	—	4.0
Other	10.3	11.7
ROW
Credit facilities	232.6	170.0

Total debt	1,386.9	1,450.1
Less current maturities	250.3	511.2

Long-term debt	$1,136.6	$938.9

Schedule Of Debt Information

The Company’s convertible debt instruments and terms are summarized in the tables below. For a discussion of the effects on earnings per share, refer to Note 16—Earnings Per Common Share.

Subordinated Notes due in 2029 (1)
Conversion Rights — The notes are convertible at the option of the holder into the Company’s common stock upon the occurrence of certain events, including	(i) during any calendar quarter commencing after March 31, 2010, in which the closing price of the Company’s common stock is greater than or equal to 130% of the conversion price for at least 20 trading days during the period of 30 consecutive trading days ending on the last trading day of the preceding calendar quarter (establishing a contingent conversion price of $47.78);

(ii) during any five business day period after any five consecutive trading day period in which the trading price per $1,000 principal amount of the notes for each day of that period is less than 98% of the product of the closing sale price of the Company’s common stock and the applicable conversion rate;

(iii) certain distributions to holders of the Company’s common stock are made or upon specified corporate transactions including a consolidation or merger;

(iv) a fundamental change as defined; and

(v) at any time during the period beginning on August 31, 2029 and ending on the close of business on the business day immediately preceding the stated maturity date.

(vi) On or after November 15, 2019, the Company may redeem all or a part of the notes for cash at a price equal to 100% of the principal amount of the notes, plus interest, if the price of our common stock has been at least 150% of the conversion price then in effect for at least 20 trading days during the 30 consecutive trading day period immediately preceding the date on which notice is given

Subordinated Notes due in 2029 (1)
Initial conversion rate	$36.75 per share — approximating 27.2109 shares per $1,000 principal amount of notes

Upon conversion	A holder will receive, in lieu of common stock, an amount of cash equal to the lesser of (i) the principal amount of the notes, or (ii) the conversion value, determined in the manner set forth in the indenture governing the notes, of a number of shares equal to the conversion rate.

If the conversion value exceeds the principal amount of the notes on the conversion date, the Company will also deliver, at the Company’s election, cash or common stock or a combination of cash and common stock with respect to the conversion value upon conversion.

If conversion occurs in connection with a “fundamental change” as defined in the notes indenture, the Company may be required to repurchase the notes for cash at a price equal to the principal amount plus accrued but unpaid interest.

If conversion occurs in connection with certain changes in control, the Company may be required to deliver additional shares of the Company’s common stock (a “make whole” premium) by increasing the conversion rate with respect to such notes.

Share issuable upon conversion	The Company may issue additional share up to 11,686,075 under almost all conditions and up to 14,315,419 under the “make-whole” premium

Guarantee	None

(1)	In the event of a “fundamental change” or exceeding the aforementioned average pricing thresholds, the Company would be required to classify the amount outstanding as a current liability.

5.75% Senior Notes due 2022 [Member]
Schedule of Long-Term-Debt

The Company’s 5.75% Senior Notes are summarized in the table below:

	5.75% Senior Notes
(in millions)	March 28, 2014	December 31, 2013
Face Value	$600.0	$600.0
Fair Value (Level 2)	612.0	588.0
Interest Rate	5.75%	5.75%
Interest Payment	Semi-Annual: Apr 1 & Oct 1
Maturity Date	October 2022
Guarantee	Jointly and severally guaranteed by the Company’s wholly owned U.S. subsidiaries

		5.75% Senior Notes
	Beginning Date	Percentage
Call Option (1)	October 1, 2017	102.875%
	October 1, 2018	101.917%
	October 1, 2019	100.958%
	October 1, 2020 and thereafter	100.000%

(1)	The Company may, at its option, redeem the 5.75% Senior Notes on or after the stated beginning dates at percentages noted above (plus accrued and unpaid interest). Additionally, the Company, may on or prior to October 1, 2015 redeem in the aggregate up to 35% of the aggregate principal amount of 5.75% Senior Notes issued with the cash proceeds from one or more equity offerings, at a redemption price in cash equal to 105.75% of the principal plus accrued and unpaid interest so long as (i) at least 65% of the aggregate principal amount of the 5.75% Senior Notes issued remains outstanding immediately after giving effect to any such redemption; and (ii) notice of any such redemption is given within 60 days after the date of the closing of any such equity offering. In addition, at any time prior to October 1, 2017, the Company may redeem some or all of the 5.75% Senior Notes at a redemption price equal to 100% of the principal amount plus accrued and unpaid interest, plus a make whole premium.

The Company’s 5.75% Senior Notes are summarized in the table below:

	5.75% Senior Notes
(in millions)	December 31, 2013	December 31, 2012
Face Value	$600.0	$600.0
Fair Value (Level 2)	588.0	619.5
Stated Interest Rate	5.75%	5.75%
Interest Payment	Semi-Annual: Apr 1 & Oct 1
Maturity Date	October 2022
Guarantee	Jointly and severally guaranteed by the Company’s wholly owned U.S. subsidiaries

		5.75% Senior Notes
	Beginning Date	Percentage
Call Option (1)	October 1, 2017	102.875%
	October 1, 2018	101.917%
	October 1, 2019	100.958%
	October 1, 2020 and thereafter	100.000%

(1)	The Company may, at its option, redeem the 5.75% Senior Notes on or after the stated beginning dates at percentages noted above (plus accrued and unpaid interest). Additionally, the Company, may on or prior to October 1, 2015 redeem in the aggregate up to 35% of the aggregate principal amount of 5.75% Senior Notes issued with the cash proceeds from one or more equity offerings, at a redemption price in cash equal to 105.75% of the principal plus accrued and unpaid interest so long as (i) at least 65% of the aggregate principal amount of the 5.75% Senior Notes issued remains outstanding immediately after giving effect to any such redemption; and (ii) notice of any such redemption is given within 60 days after the date of the closing of any such equity offering. In addition, at any time prior to October 1, 2017, the Company may redeem some or all of the 5.75% Senior Notes at a redemption price equal to 100% of the principal amount plus accrued and unpaid interest, plus a make whole premium.

Schedule of Guarantee, Call Options

		5.75% Senior Notes
	Beginning Date	Percentage
Call Option (1)	October 1, 2017	102.875%
	October 1, 2018	101.917%
	October 1, 2019	100.958%
	October 1, 2020 and thereafter	100.000%

Convertible Debt [Member]
Schedule of Long-Term-Debt

The Company’s convertible debt instruments outstanding as of March 28, 2014 and December 31, 2013 are as follows:

	Subordinated Convertible Notes
(in millions)	March 28, 2014	December 31, 2013
Face value	$429.5	$429.5
Debt discount	(261.1)	(261.5)
Book value	168.4	168.0
Fair value (Level 1)	430.2	462.8
Maturity date	Nov 2029
Stated annual interest rate	4.50% until Nov 2019 2.25% until Nov 2029
Interest payments	Semi-annually: May 15 & Nov 15

The Company’s convertible debt instruments outstanding as of December 31, 2013 and 2012 were as follows:

	Subordinated Notes Due in		0.875% Convertible
	2029		Notes
(in millions)	Dec 31, 2013	Dec 31, 2012	Dec 31, 2013	Dec 31, 2012
Face value	$429.5	$429.5	$—	$355.0
Debt discount	(261.5)	(263.0)	—	(20.4)
Book value	168.0	166.5	—	334.6
Fair value (Level 1)	462.8	464.1	—	349.7
Maturity date	Nov 2029		Nov 2013
Stated annual interest rate	4.50% until Nov 2019 2.25% until Nov 2029		0.875% until Nov 2013
Interest payments	Semi-annually: May 15 & Nov 15		Semi-annually: May 15 & Nov 15

7.125% Senior Notes and Senior Floating Rate Notes [Member]
Schedule of Long-Term-Debt

7.125% Senior Notes and Senior Floating Rate Notes

	Senior Floating Rate Notes
(in millions)	Dec 31, 2013	Dec 31, 2012
Face value	$125.0	$125.0
Fair value (Level 1)	124.1	122.7
Interest rate	2.6%	2.7%
Interest payment	3-month LIBOR rate plus 2.375% Quarterly: Jan 1, Apr 1, Jul 1 & Oct 1
Maturity date	Apr 2015

Guarantee	Jointly and severally guaranteed by the Company’s wholly-owned U.S. subsidiaries
Call Option (1)	Beginning Date		Percentage	Beginning Date		Percentage
	April 1, 2012	—	103.563%	April 1, 2009	—	102.0%
	April 1, 2013	—	102.375%	April 1, 2010	—	101.0%
	April 1, 2014	—	101.188%	April 1, 2011	—	100.0%
	April 1, 2015	—	100.000%

(1)	The Company may, at its option, redeem the Senior Floating Rate Notes on or after the following dates and percentages (plus accrued and unpaid interest due)

Spanish Term Loan [Member]
Schedule of Long-Term-Debt

The table below provides a summary of the Company’s Spanish Term Loans and corresponding fixed interest rate swaps. In 2013, the Company repaid the outstanding obligations of the Spanish Term Loans.

	Spanish Term Loans
(in millions)	Dec 31, 2013	Dec 31, 2012
Outstanding borrowings	$—	$14.6
Fair Value (Level 2)	—	14.8
Interest rate — weighted average	—%	3.7%

Senior Floating Rate Notes [Member]
Schedule of Long-Term-Debt

	Senior Floating Rate Notes (1)
(in millions)	March 28, 2014	December 31, 2013
Face value	$125.0	$125.0
Fair value (Level 1)	124.8	124.1
Interest rate	2.6%	2.6%
Interest payment	3-month LIBOR rate plus 2.375% Quarterly: Jan 1, Apr 1, Jul 1 & Oct 1
Maturity date	Apr 2015

Guarantee	Jointly and severally guaranteed by the Company’s wholly-owned U.S. subsidiaries
Call Option (1)	Beginning Date	Percentage
	April 1, 2014	101.188%
	April 1, 2015	100.000%

(1)	The Company may, at its option, redeem the Senior Floating Rate Notes on or after the following dates and percentages (plus accrued and unpaid interest due)

Schedule of Guarantee, Call Options

Guarantee	Jointly and severally guaranteed by the Company’s wholly-owned U.S. subsidiaries
Call Option (1)	Beginning Date	Percentage
	April 1, 2014	101.188%
	April 1, 2015	100.000%

Asset Based Revolving Credit Facility [Member]
Schedule of Credit Facilities

The Company’s Revolving Credit Facility as of the respective dates is summarized in the table below:

	Revolving Credit Facility
(in millions)	Dec 31, 2013	Dec 31, 2012
Outstanding borrowings	$225.0	$—
Total credit under facility	1,000.0	700.0
Undrawn availability(1)	298.4	515.3
Interest rate	2.0%	1.5%
Outstanding letters of credit	$112.7	$18.3
Original issuance	Jul 2011	Jul 2011
Maturity date	Sept 2018	Jul 2017

(1)	Total undrawn availability for the U.S. borrower, the Canadian borrower and the European borrowers at December 31, 2013 is $ 102.1 million, $ 53.1 million and $ 143.2 million, respectively. Total undrawn availability for the U.S. borrower, and the Canadian borrower at December 31, 2012 was $471.0 million and $44.3 million , respectively.

Europe And Mediterranean Credit Facilities [Member]
Schedule of Credit Facilities

The Company’s Europe and Mediterranean credit facilities are summarized in the table below:

	Europe and Mediterranean Credit Facilities
(in millions)	March 28, 2014	December 31, 2013
Outstanding borrowings	$8.9	$17.0
Undrawn availability	47.8	48.8
Interest rate — weighted average	6.4%	6.7%
Maturity date	Various; all due within 1 year

The Company’s Europe and Mediterranean credit facilities are summarized in the table below:

	Europe and Mediterranean Credit Facilities
(in millions)	Dec 31, 2013	Dec 31, 2012
Outstanding borrowings	$17.0	$14.7
Undrawn availability	48.8	82.5
Interest rate — weighted average	6.7%	6.4%
Maturity date	Various; all due within 1 year

Europe And Mediterranean Uncommitted Accounts Receivable Facilities [Member]
Schedule of Credit Facilities

The Company’s Europe and Mediterranean uncommitted accounts receivable facilities are summarized in the table below:

	Uncommitted Accounts Receivable Facilities
(in millions)	Dec 31, 2013	Dec 31, 2012
Outstanding borrowings	$—	$4.0
Undrawn availability	—	42.8
Interest rate — weighted average	—%	2.1%

Rest Of World Row Credit Facilities [Member]
Schedule of Credit Facilities

The Company’s ROW credit facilities are summarized in the table below:

	ROW Credit Facilities
(in millions)	March 28, 2014	December 31, 2013
Outstanding borrowings	$282.1	$232.6
Undrawn availability	281.2	302.2
Interest rate — weighted average	5.7%	4.6%
Maturity date	Various; $274.1 million due within one year

The Company’s ROW credit facilities are summarized in the table below:

	ROW Credit Facilities
(in millions)	Dec 31, 2013	Dec 31, 2012
Outstanding borrowings	$232.6	$170.0
Undrawn availability	302.2	336.9
Interest rate — weighted average	4.6%	5.5%
Maturity date	Various; $230.8 million due within one year

Revolving Credit Facility [Member]
Schedule of Credit Facilities

	Revolving Credit Facility
(in millions)	March 28, 2014	December 31, 2013
Outstanding borrowings	$264.3	$225.0
Total credit under facility	1,000.0	1,000.0
Undrawn availability (1)	411.9	298.4
Interest rate	1.9%	2.0%
Outstanding letters of credit	$28.7	$112.7
Original issuance	Jul 2011
Maturity date	Sept 2018

(1)	Total undrawn availability for the U.S. borrower, the Canadian borrower and the European borrowers at March 28, 2014 is $216.2 million, $70.0 million and $117.6 million, respectively. Total undrawn availability for the U.S. borrower, the Canadian borrower and the European borrowers at December 31, 2013 was $102.1 million, $53.1 million and $143.2 million, respectively. The European borrowing base includes an additional borrowing base availability under the Canadian tranche borrowing base availability and the U.S. tranche borrowing base availability less additional European revolving exposure; therefore, the availability of the three tranches individually is greater than the total availability.